Consolidated Statements of Financial Position - CAD ($)	Nov. 30, 2021	Nov. 30, 2020
Current assets
Cash and cash equivalents	$ 11,658,308	$ 9,193,089
Restricted cash	0	350,000
Other receivables	40,096	62,966
Prepaid expenses and deposits	528,804	415,987
Short-term investment	50,000	100,000
Total current assets	12,277,208	10,122,042
Non-current assets
Reclamation deposits	523,816	553,816
Land, property and equipment	1,789,544	1,790,650
Exploration and evaluation assets	54,475,285	55,885,728
Investment in joint venture	999,396	1,073,514
Investment in GRC	130,090,220	0
Total assets	200,155,469	69,425,750
Current liabilities
Accounts payable and accrued liabilities	991,913	2,573,937
Due to joint venture	24,809	26,621
Due to related parties	20,793	30,013
Lease liabilities	54,453	76,103
Short-term credit facility	0	350,000
Margin loan payable	12,481,648	0
Total current liabilities	13,573,616	3,056,674
Non-Current Liabilities
Lease liabilities	69,767	6,039
Government loan	40,000	40,000
Rehabilitation provisions	899,829	815,828
Deferred tax liability	9,867,859	0
Total liabilities	24,451,071	3,918,541
Equity
Issued capital	131,082,494	128,181,627
Reserves	10,106,552	9,102,695
Retained earnings (deficit)	41,183,972	(59,934,831)
Accumulated other comprehensive loss	(6,668,620)	(13,046,696)
Total equity attributable to shareholders of the Company	175,704,398	64,302,795
Non-controlling interests	0	1,204,414
Total equity	175,704,398	65,507,209
Total equity and liabilities	$ 200,155,469	$ 69,425,750